Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

22. Commitments and Contingencies

(a) Claims

There are no claims known to management related to the activities of the Company.

(b) Patent license agreements

On October 26, 2018, we and Ionis Pharmaceuticals, Inc. entered into a License Agreement, pursuant to which Ionis granted an exclusive, worldwide, royalty-bearing license to us to develop and commercialize certain pharmaceutical products, including the product designated by Ionis as IONIS-RHO-2.5Rx, which has been re-designated by us as QR-1123, for the prevention or treatment of retinitis pigmentosa in humans, including patient screening. Ionis also granted to the Company certain sub-license rights. Under the License Agreement, we are required to make an upfront payment of an aggregate of up to $ 6.0 million in installments, and certain payments up to an aggregate of $ 20.0 million upon the satisfaction of certain development and sales milestones. In addition, Ionis is entitled to royalty payments in the double digits of aggregate annual net sales, subject to minimum sales in certain circumstances, and subject to reduced rates in certain circumstances. The royalty term lasts on a product-by-product and country-by-country basis, until the later of the expiration of the patent rights licensed to us and the expiration of regulatory-based exclusivity for such product in such country. The License Agreement may also be terminated by either party based upon certain uncured material breach by, or insolvency of, the other party, or by us at any time with advanced notice. In connection with the upfront payments and development milestone payments, we also simultaneously entered into a Stock Purchase Agreement with Ionis, pursuant to which we agreed to issue an aggregate of $ 2.5 million of ordinary shares to satisfy the first installment upfront payment, and the remaining installment of the upfront payment in ordinary shares determined upon the due date of such installment.  In addition, the Stock Purchase Agreement provides for the ability for us, at our discretion, to pay the development milestone payments in ordinary shares when such payments are due.  We may not issue ordinary shares to Ionis to the extent that such issuance would result in Ionis owning in excess of 18.5% of our issued and outstanding shares, nor may we issue ordinary shares if such issuance, together with previous issuances under the Stock Purchase Agreement, would exceed 19.9% of our outstanding ordinary shares as of the date of the execution of the Stock Purchase Agreement. Under these circumstances, we are required to pay the remainder of the upfront and/or development milestone payments in cash. In addition, in connection with the Stock Purchase Agreement, we also entered into an Investor Agreement with Ionis, pursuant to which we agreed to register for resale the ordinary shares issued by us under the Stock Purchase Agreement, under the circumstances described in the Investor Agreement. The Investor Agreement also contains customary covenants related to our registration of such shares, preparation of filings in connection therewith and indemnification of Ionis. The Investor Agreement also contains lockup provisions prohibiting the disposition of our ordinary shares issued under the Stock Purchase Agreement for a period of 12 months from the applicable issuance date, as well as voting provisions requiring Ionis to vote its ordinary shares in accordance with the recommendations of our board of directors, in each case subject to certain exceptions

In April 2014 the Company entered into a Patent License Agreement with Radboud University Medical Center, or Radboud in the field of antisense oligonucleotide-based therapy for Leber’s Congenital Amaurosis, or LCA. Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell offer for sale and import of certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of LCA.  Pursuant to the terms of the license agreement, the Company is obligated to pay Radboud net-sales-related royalties which shall be determined on a product-by-product and country-by-country basis.  If the Company required to pay any third party royalties, it may deduct that amount from that which is owed to Radboud. Radboud shall provide human resources, materials, facilities and equipment that are necessary for preclinical and clinical trials and if the Company does not purchase such trial facilities from Radboud, it is required to pay an increased net-sales-related royalty. In the Company’s sole discretion, it may elect to convert the obligation to pay net-sales-related royalties into one of the two lump-sum royalty options depending on whether the Company elects to convert prior to or after regulatory approval has been filed. The license agreement will remain in effect until the date on which all patent applications and all granted patents ensuing from such applications have expired or is terminated earlier in accordance with the agreement. Either party may terminate the agreement if the other party is in default of a material obligation under the agreement which has not been cured within 30 days of notice of such default.  Either party may also terminate the agreement if the other party declares bankruptcy, dissolves, liquidates or the like.  Radboud may also terminate the agreement if the Company does not pay any amount owed under the agreement and such payment remains overdue for at least 30 days after receiving notice from Radboud of the amount due.

In June 2015, we entered into another license agreement with Radboud. Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell offer for sale and import of certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of Usher syndrome.  Pursuant to the terms of the license agreement, the Company is obligated to pay Radboud net-sales-related royalties which shall be determined on a product-by-product and country-by-country basis. If the Company is required to pay any third party royalties, it may deduct that amount from that which is owed to Radboud. Radboud shall provide human resources, materials, facilities and equipment that are necessary for preclinical and clinical trials and if the Company does not purchase such trial facilities from Radboud, it is required to pay an increased net-sales-related royalty. In the Company’s sole discretion, it may elect to convert the obligation to pay net-sales-related royalties into one of the two lump-sum royalty options depending on whether it elects to convert prior to or after regulatory approval has been filed. The license agreement will remain in effect until the date on which all patent applications and all granted patents ensuing from such applications have expired or is terminated earlier in accordance with the agreement. Either party may terminate the agreement if the other party is in default of a material obligation under the agreement which has not been cured within 30 days of notice of such default. Either party may also terminate the agreement if the other party declares bankruptcy, dissolves, liquidates or the like. Radboud may also terminate the agreement if the Company does not pay any amount owed under the agreement and such payment remains overdue for at least 30 days after receiving notice from Radboud of the amount due.

In January 2018, the Company entered into a license agreement with Inserm Transfert SA and Assistance-Publique-Hôpiteaux de Paris. Under the terms of the agreement, the Company has a world-wide, exclusive, royalty-bearing license under patent rights belonging to Inserm Transfert SA and other co-owners to develop, have developed, make, have made, use, have used and sell, have sold or otherwise distribute certain licensed products related to antisense oligonucleotides for treating LCA and method of treatment claims relating to modulation of the splicing of the CEP290 gene product. The Company has the right to grant sublicenses to third parties subject to certain limitations such as the sublicensee’s activities do not conflict with the public order or ethical obligations of Inserm Transfert SA or any co-owner and do not tarnish the image of Inserm Transfert SA or any co-owner. In partial consideration of the rights and licenses granted by the license agreement, the Company is required to make payments upon the completion of certain milestones: completion of a clinical trial more advanced than First in Man, such as a phase IIb; and the first marketing authorization or any foreign equivalent for a first product.  In further consideration of the rights and license granted under the agreement, the Company shall pay to Inserm Transfert SA a running royalty on net sales of products sold by us or our sublicensee. Unless terminated earlier pursuant to termination provisions of Agreement, the license agreement will remain in effect on a country-by-country basis, until the later to occur of the following events (i) the invalidation or expiration of the last to expire or to be invalidated patent rights which covers the manufacture, use or sale of the product in said country or until the expiration of the exclusive commercialization right granted by a regulatory agency to a product as an orphan drug or (ii) five years after the first commercial sale of a product in the country in which the product is sold.  The agreement may be terminated by either party in the event of an uncured breach by the non-breaching party.  Inserm Transfert SA may terminate the agreement if we become the subject of voluntary or involuntary winding-up proceedings or judicial recovery, if the Company or its sublicensees interrupt development activities for at least one year, if the Company or its sublicensees interrupt commercialization for more than twelve months after the first commercialization in a country, if the Company does not commercialize a product within two years following our obtaining of marketing approval in a country, or if the Company or our sublicensees do not put a product into commercial use and do not keep products reasonably available to the public within twelve years of the effective date of the agreement.

In January 2016, the Company entered into an agreement with Leiden University Medical Center, or LUMC, which gives us a world-wide, exclusive, royalty-bearing license in the field of amyloid beta related diseases, notably Alzheimer’s disease and HCHWA-D, under certain patent rights of LUMC regarding antisense oligonucleotide based therapies. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to its CNS program. On September 12, 2017, this program was transferred to Amylon Therapeutics B.V., in which the Company maintains a majority ownership.

In January 2017, the Company entered into an agreement with LUMC, which gives us a world-wide, exclusive, royalty-bearing license in the field of Huntington’s disease, under certain patent rights of LUMC regarding antisense oligonucleotide based therapies. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the HD program.

In 2012, the Company and the General Hospital Corporation (MGH) have entered into a Patent License Agreement for the Company’s CF program pursuant to which the Company may have certain royalty and milestone obligations. The Company is also obligated to pay MGH up to $ 700,000 (€ 611,000) in milestone payments upon the achievement of certain development and regulatory milestones and, beginning after its first commercial sale of a product covered by the licensed patent rights, a $ 10,000 (€ 9,000) annual license fee which is creditable against royalties due to MGH in the same calendar year. In addition, the Company is obligated to pay MGH 2% of any net sales by the Company, its affiliates or sublicensees on licensed products made or sold in the United States, as well as a low double-digit percentage of any payments the Company may receive from any sublicensee anywhere in the world.

(c) Clinical support agreements

In August 2014, the Company entered into an agreement with Cystic Fibrosis Foundation Therapeutics, Inc., or CFFT, a subsidiary of the Cystic Fibrosis Foundation, pursuant to which CFFT agreed to provide the Company with up to $ 3 million (€ 2.6 million) to support the clinical development of eluforsen.

Pursuant to the terms of the agreement, the Company is obligated to make a one-time milestone payment to CFFT of up to approximately $ 16 million (€ 14 million), payable in three equal annual installments following the first commercial sale of eluforsen, the first of which is due within 90 days following the first commercial sale. The Company is also obligated to make a one-time milestone payment to CFFT of up to $ 3 million (€ 2.6 million) if net sales of eluforsen exceed $ 500 million (€ 437 million) in a calendar year. Lastly, the Company is obligated to make a payment to CFFT of up to approximately $ 6 million (€ 5 million) if it transfers, sells or licenses eluforsen other than for certain clinical or development purposes, or if the Company enters into a change of control transaction prior to commercialization. However, the payment in the previous sentence may be set-off against the $ 16 million milestone payment. Either CFFT or the Company may terminate the agreement for cause, which includes the Company’s material failure to achieve certain commercialization and development milestones. The Company’s payment obligations survive the termination of the agreement.

On February 9, 2018, the Company entered into an agreement with Foundation Fighting Blindness (FFB), under which FFB will provide funding of $ 7.5 million (€ 6.6 million) to advance QR‑421a into the clinic and will receive future milestone payments.

Pursuant to the terms of the agreement, the Company is obligated to make a one-time milestone payment to FFB of up to approximately $ 37.5 million (€ 32.8 million), payable in four equal annual installments following the first commercial sale of QR‑421a, the first of which is due within 60 days following the first commercial sale. The Company is also obligated to make a payment to FFB of up to approximately $ 15 million (€ 13.1 million) if it transfers, sells or licenses QR‑421a other than for certain clinical or development purposes, or if the Company enters into a change of control transaction. However, the payment in the previous sentence may be set-off against the $ 37.5 million milestone payment. Either FFB or the Company may terminate the agreement for cause, which includes the Company’s material failure to achieve certain commercialization and development milestones. The Company’s payment obligations survive the termination of the agreement.

On June 5, 2018, the Company entered into a partnership agreement with EB Research Partnership (EBRP) and EB Medical Research Foundation (EBMRF) under which EBRP and EBMRF have agreed to provide funding of $ 5.0 million for the clinical development of QR-313 for Dystrophic Epidermolysis Bullosa targeting mutations in exon 73. Pursuant to the terms of the agreement, the Company shall, during the period starting upon completing a Successful Clinical Study, pay EBRP the total Actual Award in 12 equal semi-annual installments of the Actual Award made by EBRP. ProQR shall have the option, at its discretion, to pay the amount for each installment in ProQR Therapeutics N.V. shares at the price of market close on the payment due date. In addition to the payment in subparagraph (a) above, ProQR shall pay a return on investment to EBRP in an amount equal of 1.36 times the Actual Award at the first anniversary of First Commercial Sale; 1.36 times the Actual Award at the second anniversary of First Commercial Sale; 1.36 times the Actual Award at the third anniversary of First Commercial Sale; and 1.0 times the Actual Award when aggregate Net Sales of the Product exceed $ 100 million.

In the event of a License Transaction by ProQR or a Change of Control Transaction (collectively a “Disposition Transaction”): (i) ProQR shall pay to EBRP 33.3 percent of any consideration received by ProQR in connection with such transaction (whether up front or in subsequent milestone or other payments and whether in cash or other property) not to exceed four (4) times the amount of the Actual Award (the “Disposition Payment”), provided that (i) the amount of the actual total payment previously made by ProQR under Section 2(a) shall be deducted  from the amount of the “Disposition Payment”.

(d) Research and development commitments

The Company has research and development commitments, mainly with CRO’s, amounting to € 8,114,000 at December 31, 2018  (2017: € 7,704,000). Of these obligations an amount of € 5,807,000 is due in 2019, the remainder is due in 1 to 5 years.